Commitments and Contingencies (Tables)	9 Months Ended
Dec. 31, 2017
Schedule of Future Minimum Commitments Under Capital Leases

As of December 31, 2017, future minimum commitments for capital leases were as follows:

Year Ending March 31,	Capital Leases
Remainder of 2018	$536
2019	1,327
2020	1,056
2021	1,056
2022	288
Total minimum lease payments	$4,263
Less: Amount representing interest	(317)
Present value of capital lease obligations	3,946
Less: Current portion	(1,180)
Long-term portion of capital lease obligations	$2,766

191 Spring Lease [Member]
Schedule of Future Minimum Lease Payments for Construction Financing Lease

As of December 31, 2017, future minimum commitments under the 191 Spring Lease were as follows:

Year Ending March 31,	191 Spring Lease
Remainder of 2018	$791
2019	3,562
2020	3,562
2021	3,562
2022	3,562
Thereafter	20,774
Total minimum lease payments	$35,813